Label	Element	Value
Pacific Capital U.S. Government Money Market Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	PACIFIC CAPITAL U.S. GOVERNMENT MONEY MARKET FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Pacific Capital U.S. Government Money Market Fund (the “Fund”) is a money market fund that seeks to maintain a stable net asset value (“NAV”) of $1.00 per share. The Fund seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity by investing exclusively in high quality money market instruments.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment) None.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” are estimated based on expenses for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund’s Institutional and Investor class shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (reflecting any contractual fee waivers). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its objectives by investing, under normal circumstances, substantially all of its net assets in securities issued or guaranteed as to principal and interest by the U.S. government or by its agencies, instrumentalities or sponsored enterprises, and repurchase agreements backed by such securities.

The Fund operates as a “Government Money Market Fund” as defined in Rule 2a-7 under the Investment Company Act of 1940, as amended. This means that the Fund invests at least 99.5% of its total assets in (1) cash, (2) U.S. government securities, (3) repurchase agreements that are collateralized fully by U.S. government securities or cash, and/or (4) other money market mutual funds that operate as Government Money Market Funds. Under normal circumstances, the Fund invests at least 80% of its net assets in U.S. government securities and repurchase agreements that are fully collateralized by U.S. government securities. In contrast to the Fund’s 99.5% policy, the Fund’s 80% policy does not include cash.

The Fund makes significant investments in securities issued by U.S. government-sponsored entities. Such securities are neither issued nor guaranteed by the U.S. Treasury. Under unusual circumstances, as when appropriate U.S. government securities and repurchase agreements backed by such securities are unavailable, the Fund may also invest in cash equivalents, including money market funds.

The Securities and Exchange Commission imposes strict requirements on the investment quality, maturity, and diversification of the Fund’s investments. Accordingly, the Fund’s investments must have a remaining maturity of no more than 397 days and must be high quality. The Fund’s investment adviser may consider, among other things, credit, interest rate and prepayment risks as well as general market conditions when deciding whether to buy or sell investments for the Fund.

During extraordinary market conditions and interest rate environments, all or any portion of the Fund’s assets may be uninvested and will therefore not generate income. The Fund may not achieve its investment objectives during this time.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

under normal circumstances, substantially all of its net assets in securities issued or guaranteed as to principal and interest by the U.S. government or by its agencies, instrumentalities or sponsored enterprises, and repurchase agreements backed by such securities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Bank of Hawaii, its affiliates, subsidiaries or any other bank. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Stable NAV Risk:  The risk that the Fund will not be able to maintain an NAV per share of $1.00 at all times. A significant enough market disruption or drop in market prices of securities held by the Fund, especially at a time when the Fund needs to sell securities to meet shareholder redemption requests, could cause the value of the Fund’s shares to decrease to a price less than $1.00 per share.

Interest Rate Risk:  The risk that during periods of rising interest rates, the Fund’s yield (and the market value of its securities) will tend to be lower than prevailing market rates; in periods of falling interest rates, the Fund’s yield (and the market value of its securities) will tend to be higher.

Prepayment (Or Call) Risk:  The risk that prepayment of the underlying collateral of some fixed-income securities may result in a decreased rate of return and a decline in value of those securities.

Debt Extension Risk:  The risk that an issuer will exercise its right to pay principal on an obligation held by the Fund later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Fund will suffer from the inability to invest in higher yielding securities.

Income Risk:  The risk that falling interest rates will cause the Fund’s income to decline. Income risk is generally higher for short-term debt securities.

Management Risk:  The risk that a strategy used by the Fund’s Adviser may fail to produce the intended results.

U.S. Government Securities Risk:  The risk that the U.S. government will not provide financial support to its agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Many U.S. government securities purchased by the Fund are not backed by the full faith and credit of the United States. It is possible that the issuers of such securities will not have the funds to meet their payment obligations in the future.

Credit Risk:  The risk that the issuer of a fixed income security (potentially even the U.S. Government) may be unable to make timely payments of interest and principle.

•  Cyber Security Risk: As part of its business, the Adviser processes, stores and transmits large amounts of electronic information, including information relating to the transactions of the Fund. The Adviser and Fund may be susceptible to operational and information security risk. Cyber security failures or breaches of the Adviser or the Fund’s other service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of the Fund's shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties and/or reputational damage. The Fund and its shareholders could be negatively impacted as a result.

• Tax Legislation Risk:  On December 22, 2017, new tax legislation was enacted which includes changes to tax rates, restrictions on miscellaneous itemized deductions, changes to the dividends received deduction, restrictions on the deductibility of interest, and changes to the taxation of the international operations of domestic businesses.  Certain changes have sunset provisions, which are important to note. Because the tax legislation is newly enacted and additional guidance is forthcoming, there is uncertainty in how the newly enacted tax legislation will affect the Fund’s investments, as such impact may be adverse.  Shareholders are urged and advised to consult their own tax advisor with respect to the impact of this legislation.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Bank of Hawaii, its affiliates, subsidiaries or any other bank.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund does not yet have a full calendar year of performance, therefore, no performance information is presented.

Updated performance information is available on the Fund's website at https://www.boh.com/personal/non-banking-products/mutual-funds-investment-products.asp or by calling the Fund toll-free at (888) 678-6034.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund does not yet have a full calendar year of performance, therefore, no performance information is presented.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(888) 678-6034
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://www.boh.com/personal/non-banking-products/mutual-funds-investment-products.asp
Pacific Capital U.S. Government Money Market Fund | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and/or Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.08%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.48%
1 Year	rr_ExpenseExampleYear01	$ 49
3 Years	rr_ExpenseExampleYear03	$ 154
Pacific Capital U.S. Government Money Market Fund | Investor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and/or Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.08%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.73%
1 Year	rr_ExpenseExampleYear01	$ 75
3 Years	rr_ExpenseExampleYear03	$ 233

[1]	"Other Expenses" are estimated based on expenses for the current fiscal year.